OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER LONG-TERM LIABILITIES.
OTHER LONG-TERM LIABILITIES

16— OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2022	2021
Provision for retirement indemnities (Japan & France), less current portion	1,962	2,281
Provision for employee termination indemnities (Korea) less current portion	122	97
Provision for Asset Retirement Obligation (Japan) less current portion	101	109
Provision for warranty costs, less current portion	62	46
Conditional government advances, less current portion	463	—
Accrued interest less current portion	—	—
Total	2,710	2,534

Provision for asset retirement obligation in Japan is related to subsidiary’s offices and warehouses.

Pension, post-retirement and post-employment benefits for most of the Company’s employees are sponsored by European governments. In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement plans in place. The provision for retirement indemnities at December 31, 2022 represents an accrual for lump-sum retirement benefit payments to be paid at the time an employee retires if he or she is still present at the Company at the date of retirement. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management’s best estimate based on the following assumptions as of year-end:

	Pension benefits France
	2022	2021
Discount rate	3.80%	1.05%
Salary increase	3.00%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension benefits Japan
	2022	2021
Discount rate	1.30%	0.60%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

The discount rate retained is determined by reference to the high quality rates for AA- rated corporate bonds for a duration equivalent to that of the obligations.

At December 31, 2022, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	845	1,117
Current liabilities	89	102
Total projected benefit obligation	934	1,219

At December 31, 2021, the provision which represents the projected benefit obligation in accordance with ASC 718 consists of:

	France	Japan
Non-current liabilities	1,080	1,200
Current liabilities	—	102
Total projected benefit obligation	1,080	1,302

The Company does not have a funded benefit plan. A detailed reconciliation of pension cost components (in thousands of euros) during fiscal year for each of the three years ending December 31, 2022 is as follows:

France	2022	2021	2020
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,080	1,111	969
Service cost	84	90	88
Interest cost	11	6	9
Net loss or (gain)	—	—	—
Actuarial (gain) or loss	(241)	(72)	46
Amortization of net prior service cost	—	—	1
Benefits paid	—	(56)	—
Projected Benefit obligations at end of year (1)	934	1,080	1,111
Unrecognized actuarial (gain) loss (2)	(219)	22	94
Unrecognized prior service cost (2)	14	16	17
(1)	The accumulated benefit obligation was €701 thousand and €780 thousand at December 31, 2022 and 2021 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2022 is 205 thousand.

Japan	2022	2021	2020
Change in benefit obligations:
Projected Benefit obligations at beginning of year	1,302	1,310	1,230
Service cost	112	120	123
Interest cost	7	7	7
Amortization of net loss	—	—	1
Actuarial (gain) / loss	(30)	—	(1)
Benefits paid	(75)	(97)	(5)
Exchange rate impact	(95)	(39)	(44)
Projected Benefit obligations at end of year (1)	1,219	1,302	1,310
Unrecognized actuarial (gain) loss (2)	86	126	130
Unrecognized prior service cost (2)	—	—	—
(1)	The accumulated benefit obligation was €1,027 thousand and €1,123 thousand at December 31, 2022 and 2021, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2022 is €86 thousand.

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan
2023	91	103
2024	—	75
2025	—	156
2026	129	157
2027	85	72
2028-2032	408	682
	713	1,246